REGULATORY MATTERS (Details)	Dec. 31, 2013	Dec. 31, 2012
Regulatory Matters Texual Details [Abstract]
Minimum Core Tier One Capital Ratio	9.00%
Minimum Common Equity Capital Ratio	6.00%
Disposal Of Participations Interest Held in Subsidiary	66.00%
Cap On Recognition Of Deferred Tax Asset	20.00%
Ratios
Common equity	10.30%	7.80%	[1]
Core Tier 1	10.30%	7.80%	[1]
Total	11.20%	9.20%	[1]

[1]	* The 2012 figures are adjusted for the Act 13/28.3.2013 of the Executive Committee of the Bank of Greece.